SHARE-BASED COMPENSATION Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees
Additional information
Unrecognized share-based compensation expenses	¥ 3,554
Recording period for unrecognized deemed dividends	1 year 1 month 6 days
Employees | Related Party | CreditEase and its consolidated subsidiaries and VIEs
Additional information
Unrecognized deemed dividend	¥ 2,257
Recording period for unrecognized deemed dividends	1 year 1 month 6 days
Employee and Non-employee RSUs
Additional information
Fair value of RSUs vested	¥ 15,476	¥ 73,068	¥ 59,611